SHARE CAPITAL	9 Months Ended
Sep. 30, 2022
SHARE CAPITAL

17. SHARE CAPITAL

Authorized share capital

Unlimited number of common shares without par value.

Issued share capital

During the nine months ended September 30, 2022,

●	The Company issued 16,538 common shares for the exercise of warrants for $74,227.
●	The Company issued 12,500 common shares for the exercise of stock options for $26,875.
●	The Company issued 603,547 common shares for the vesting of restricted share units.

During the year ended December 31, 2021,

●	The Company issued 1,580,525 common shares for the exercise of warrants for $3,951,312.
●	The Company issued 150,000 common shares for the vesting of Restricted Share Units.
●	The Company issued 392,999 common shares for the exercise of stock options for $987,248.
●	The Company issued 15,000 common shares in lieu of cash.
●	The Company issued 6,488,669 units for the Regulation A+ financing in the United States for proceeds of $18,815,485. Each unit is comprised of one common share and one share purchase warrant. These warrants had a fair value of $0.57 USD allocated to them, have an exercise price of $3.55 USD per warrant, each convert to one common share, and have a life of two years. The fair value of $8,261,511 was allocated to warrant derivative liability.
●	The Company issued 1,200,000 units for the acquisition of Vital Intelligence. Each unit is comprised of one common share and one warrant. These warrants have an exercise price of $13.35 per warrant, each convert to one common share, and have a life of two years.
●	The Company issued 5,095,966 common shares in a private placement for $25,538,213.
●	The Company issued 359,009 common shares for the exercise of warrants for $978,478.
●	The Company issued 298,660 common shares for the vesting of Restricted Share Units.
●	The Company issued 12,500 common shares for the exercise of stock options for $26,875.
●	The Company issued 356,901 common shares in lieu of cash.

Stock Options

The Company has adopted an incentive share compensation plan, which provides that the Board of Directors of the Company may from time to time, in its discretion, and in accordance with the CSE requirements, grant to directors, officers, employees, and technical consultants to the Company, non-transferable stock options to purchase common shares. The total number of common shares reserved and available for grant and issuance pursuant to this plan shall not exceed 20% (in the aggregate) of the issued and outstanding common shares from time to time. The number of options awarded and underlying vesting conditions are determined by the Board of Directors in its discretion.

As at September 30, 2022, the Company had the following options outstanding and exercisable:

Grant Date	Expiry Date	Exercise Price	Remaining Contractual Life (years)	Number of Options Outstanding	Number of Options Exercisable
October 30, 2019	October 30, 2029	$2.50	7.09	286,665	286,665
November 19, 2019	November 19, 2029	$2.50	7.14	50,000	50,000
April 30, 2020	April 30, 2030	$2.50	7.59	85,000	85,000
April 30, 2020	April 30, 2030	$3.85	7.59	110,000	110,000
July 3, 2020	July 3, 2025	$3.20	2.76	100,000	100,000
November 24, 2020	November 24, 2030	$2.50	8.16	32,000	21,000
February 2, 2021	February 2, 2031	$13.20	8.35	30,000	20,000
March 8, 2021	March 8, 2026	$13.90	3.44	10,000	10,000
April 27, 2021	April 27, 2031	$10.15	8.58	151,000	50,326
September 9, 2021	September 9, 2026	$4.84	3.95	25,826	8,608
				880,491	741,599

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For Three and Nine Months Ended September 30, 2022

Expressed in Canadian Dollars (unaudited)

17. SHARE CAPITAL (CONT’D)

Stock options (cont’d)

	Number of Options	Weighted Average Exercise Price
Outstanding, December 31, 2020	1,193,659	$2.75
Forfeited	(405,494)	2.50
Granted	247,826	10.12
Outstanding, December 31, 2021	1,035,991	$4.60
Exercised	(12,500)	2.15
Forfeited	(143,000)	4.65
Outstanding, September 30, 2022	880,491	$4.62

No options were granted by the Company for the nine months ended September 30, 2022

During the year ended December 31, 2021,

●	The Company granted 30,000 options to an employee. Each option is exercisable at $13.20 per share for 10 years.
●	The Company granted 10,000 options to a consultant. Each option is exercisable at $13.90 per share for 5 years.
●	The Company granted 182,000 options to employees and a consultant. Each option is exercisable at $10.15 per share for 10 years.
●	The Company granted 25,826 options to an employee. Each option is exercisable at $4.84 per share for 5 years.

During the nine months ended September 30, 2022, the Company recorded $159,775 (2021- $1,393,247) in stock-based compensation for stock options, based on the fair values of stock options granted which were estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

Nine months ended September 30,	2022	2021
Risk free interest rate	3.21%	0.69%-1.40%
Expected volatility	68.75%	111.87%-113.16%
Expected life	5 years	5 years
Expected dividend yield	0%	0%
Exercise price	$13.90	$13.20-13.90

Volatility is calculated using the historical volatility method based on a comparative company’s stock price.

Restricted Share Units

The Company has adopted an incentive share compensation plan, which provides that the Board of Directors of the Company may from time to time, in its discretion, and in accordance with the Exchange requirements, grant to directors, officers, employees, and technical consultants to the Company, restricted stock units (RSUs). The number of RSUs awarded and underlying vesting conditions are determined by the Board of Directors in its discretion. RSUs will have a 3-year vesting period following the award date. The total number of common shares reserved and available for grant and issuance pursuant to this plan, and the total number of Restricted Share Units that may be awarded pursuant to this plan, shall not exceed 20% (in the aggregate) of the issued and outstanding common shares from time to time.

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For Three and Nine Months Ended September 30, 2022

Expressed in Canadian Dollars (unaudited)

17. SHARE CAPITAL (CONT’D)

As at September 30, 2022, the Company had the following RSUs outstanding:

Number of RSUs
Outstanding, December 31, 2020	614,666
Vested	(448,660)
Issued	348,826
Outstanding, December 31, 2021	514,832
Vested	(603,547)
Issued	1,820,972
Forfeited	(57,667)
Outstanding, September 30, 2022	1,674,590

During the nine months ended September 30, 2022, 603,547 RSU’s fully vested according to the terms and the Company granted 1,820,972 RSUs to employees and consultants of the Company with each RSU exercisable into one common share of the Company or the cash equivalent thereof upon the vesting conditions being met for a period of eighteen months from the grant date. In addition, 57,667 RSU’s were forfeited by employees who have left the Company.

During the year ended December 31, 2021, 323,661 RSUs fully vested according to the terms and the Company accelerated the vesting of 124,999 RSUs. The Company issued 348,826 RSUs to employees of the Company with each RSU exercisable into one common share of the Company or the cash equivalent thereof upon the vesting conditions being met for a period of three years from the grant date.

During the nine months ended September 30, 2022, the Company recorded share-based payment expense of $2,290,874 (2021: $1,748,577) in stock-based compensation for RSUs, based on the fair values of RSUs granted which were calculated using the closing price of the Company’s stock on the day prior to grant.

Warrants

During the years ended December 31, 2021 and 2020, the Company issued warrants (“USD Warrants”) with a USD exercise price. Being in a foreign currency that is not the Company’s functional currency, these USD Warrants are required to be recorded as a financial liability and not as equity. As a financial liability, these USD Warrants are revalued on a quarterly basis to fair market value with the change in fair value being recorded profit or loss. The initial fair value of these USD Warrants was parsed out from equity and recorded as a financial liability.

To reach a fair value of the USD Warrants, a Black Scholes calculation is used, calculated in USD as the Company also trades on the Nasdaq. The Black Scholes value per USD Warrant is then multiplied by the number of outstanding warrants and then multiplied by the foreign exchange rate at the end of the period from the Bank of Canada.

Warrant Derivative Liability

Balance at January 1, 2021	$748,634
Warrant issuance	8,261,511
Exercised	(98,048)
Change in fair value of warrants outstanding	(4,046,325)
Balance at December 31, 2021	$4,865,772
Exercised	(74,227)
Change in fair value of warrants outstanding	(4,783,497)
Balance at September 30, 2022	$8,048

Derivative liability balance at	September 30, 2022	December 31, 2021
Warrants	$8,048	$4,865,772
Contingent consideration (note 4)	383,282	694,230
Ending balance	$391,330	$5,560,002

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For Three and Nine Months Ended September 30, 2022

Expressed in Canadian Dollars (unaudited)

17. SHARE CAPITAL (CONT’D)

Warrants (cont’d)

Details of these warrants and their fair values are as follows:

Issue Date	Exercise Price		Number of Warrants Outstanding at September 30, 2022	Fair Value at September 30, 2022	Number of Warrants Outstanding at December 31, 2021	Fair Value at December 31, 2021
November 30, 2020	US$	3.55	481,484	$-	482,425	$182,262
February 5, 2021	US$	3.55	1,319,675	-	1,323,275	951,226
March 5, 2021	US$	3.55	5,142,324	8,048	5,154,321	3,732,284
			6,943,483	$8,048	6,960,021	$4,865,772

The fair values of these warrants were estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	September 30, 2022	December 31, 2021
Risk free interest rate	3.76%	0.23%-0.95%
Expected volatility	86.66%-88.94%	70.95%-144.59%
Expected life	0.17-0.43 years	2-3 years
Expected dividend yield	0%	0%

Volatility is calculated using the historical volatility method.

	Number of Warrants	Weighted Average Exercise Price
Outstanding, December 31, 2020	2,416,864	$2.95
Exercised	(1,939,534)	2.54
Forfeited	(6,000)	2.50
Issued	7,943,489	5.10
Outstanding, December 31, 2021	8,414,819	$4.99
Exercised	(16,538)	4.44
Outstanding September 30, 2022	8,398,281	$4.99

As at September 30, 2022, the Company had the following warrants outstanding:

Date issued	Expiry date	Exercise price		Number of warrants outstanding
November 30, 2020	November 30, 2022	US$	3.55	481,484
February 5, 2021	February 5, 2023	US$	3.55	1,319,675
March 5, 2021	March 5, 2023	US$	3.55	5,142,324
March 22, 2021	March 22, 2023	CDN$	13.35	1,200,000
July 29, 2021	July 29, 2024	US$	5.00	250,000
September 14, 2021	September 14, 2024	US$	5.00	4,798
				8,398,281

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For Three and Nine Months Ended September 30, 2022

Expressed in Canadian Dollars (unaudited)

17. SHARE CAPITAL (CONT’D)

Warrants (cont’d)

The weighted average remaining contractual life of warrants outstanding as of September 30, 2022, was 0.45 years (December 31, 2021 – 1.20 years).

Of 1,200,000 warrants issued on March 22, 2021 to acquire Vital, 900,000 of the warrants are currently held in escrow, to be released upon completion of the milestones (note 4).